LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Other creditors (Details) - Polígono Capital [Member] - Vivo Money Fundo de Investimento em Direitos Creditórios ("Vivo Money") - BRL (R$)
R$ in Thousands
		12 Months Ended
	Aug. 03, 2023	Dec. 31, 2023	Nov. 01, 2023
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Remuneration percentage of CDI	100.00%
Percentage of spread	3.75%
Number of days	252 days
Contribution through the subscription of senior shares	R$ 15,000	R$ 30,000	R$ 15,000
Number of Senior shares		30,000
Unit value of Senior shares		R$ 1,000